TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of loss before income tax

	Year ended December 31,
	2023	2024	2025
Loss from the Chinese mainland operations	(81,953)	(170,259)	(18,221)
Loss from non - Chinese mainland operations	(43,501)	(104,746)	(58,537)
Loss before income tax	(125,454)	(275,005)	(76,758)
Income tax benefits applicable to the Chinese mainland operations	124	1	1
Income tax benefits (expenses) applicable to non - Chinese mainland operations	2	(2)	(1)
Total income tax benefits (expenses)	126	(1)	—

Schedule of composition of Income Tax Expenses

	Year ended December 31,
	2023	2024	2025
Deferred tax benefits applicable to the Chinese mainland operations	120	—	—
Deferred tax benefits applicable to non-Chinese mainland operations	—	—	—
Total deferred tax benefits	120	—	—
Current income tax benefits applicable to the Chinese mainland operations	4	1	1
Current income tax benefits (expenses) applicable to non-Chinese mainland operations	2	(2)	(1)
Total current income tax benefits (expenses)	6	(1)	—
Total income tax benefits (expenses)	126	(1)	—

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Year ended December 31,
	2023	2024
Chinese mainland CIT rate	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(3.8)%	(5.5)%
Effect of R&D super-deduction	12.9%	5.8%
Other permanent adjustments	(0.5)%	(5.1)%
Change in valuation allowance	(32.2)%	(19.2)%
Tax rate difference from Chinese mainland CIT rate in other jurisdictions	(1.3)%	(1.0)%
Effective tax rate for the Group	0.1%	0.0%

	Year ended December 31,
	2025
Income before provision for income tax	(76,758)
Chinese mainland CIT rate	(19,190)	25.0%
Other jurisdictions' tax effects
United States
Statutory tax rate difference between United States and Chinese mainland	1,962	(2.6)%
State and local income taxes, net of federal income tax effect	(2,573)	3.4%
Changes in valuation allowances	67,141	(87.5)%
Tax credits	(17,885)	23.3%
Share-based compensation	(43,545)	56.7%
Other	1,235	(1.6)%
Hongkong
Statutory tax rate difference between Hongkong and Chinese mainland	801	(1.0)%
Effect on tax holiday and preferential tax treatment	777	(1.0)%
Changes in valuation allowances	777	(1.0)%
All others
Statutory tax rate difference between foreign countries and Chinese mainland	(130)	0.2%
Changes in valuation allowances	309	(0.4)%
Changes in valuation allowances	20,860	(27.2)%
Non-taxable or non-deductible items
Share-based compensation	3,430	(4.5)%
Other	69	(0.1)%
Changes in unrecognized tax benefits	5,930	(7.7)%
Other adjustments
Effect of R&D super-deduction	(21,586)	28.1%
Effect on tax holiday and preferential tax treatment	1,618	(2.1)%
Effective tax rate for the Group	—	0.0%

Schedule of effects of the income tax exemption and reduction

	Year ended December 31,
	2023	2024	2025
Tax holiday effect	4,772	15,182	2,395
Net loss per share effect-basic and diluted	0.05	0.13	0.01

Schedule of deferred tax assets and liabilities

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	137,800	193,794
R&D business tax credits	19,102	43,918
Share-based compensation	11,108	4,247
Depreciation of property, equipment and software	551	278
Deferred R&D expenses	10,532	56,999
Other current liabilities and other current assets	1,577	1,800
Lease liabilities	356	158
Impairment loss	—	1,962
Total deferred tax assets	181,026	303,156
Deferred tax liabilities:
Prepaid expenses	(229)	(189)
Right-of-use assets	(328)	(143)
Change in fair value of investments	—	(18,344)
Total deferred tax liabilities	(557)	(18,676)
Valuation allowance	(180,469)	(284,480)
Deferred tax assets, net	—	—

Schedule of NOLs and tax credit carryforwards

	As of December 31, 2025
	Amount	Expiration Years
NOLs, the Chinese mainland	1,056,143	2026-2035
Tax credits, U.S. federal	29,375	2039-2045
Tax credits, U.S. state	26,198	No expiration date

Schedule of unrecognized tax benefits

	Year ended December 31,
	2023	2024	2025
Balance at the beginning of the year	4,587	5,096	5,725
Additions based on tax positions related to the current year	668	544	6,180
Additions based on tax positions related to the prior year	—	220	—
Reductions for tax positions of prior years	(159)	(135)	(250)
Balance at the end of the year	5,096	5,725	11,655